As filed with the Securities and Exchange Commission on February 25, 1999
	Securities Act Registration	  No. 2 -86519

	Investment Company Act Registration  No.  811-3763


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No.    23     		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
    AMENDMENT NO. 24
	__________________			[   ]
Smith Barney Telecommunications Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Telecommunications Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	On (date) pursuant to paragraph (b)
	of Rule 485
XXX	60 days after filing pursuant to paragraph (a)(1) of Rule 485
 	On (date) pursuant to paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2)
of rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Part A-Prospectus

Part B-Statement of Additional Information

PART  C
OTHER INFORMATION

Signature

Exhibits

Part A
[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.



Everyday.

















	SMITH BARNEY TELECOMMUNICATIONS TRUST




Prospectus
April 30, 1999





Existing shareholders may purchase new shares through the reinvestment of dividends and distributions. Except for reinvestment of dividends and distributions, shares of the fund are not currently being offered to investors. Consequently, the fund's assets may be reduced by market fluctuations, a redemption of shares and payment of cash dividends and distributions. A reduction in the fund's net assets may increase the fund's expenses on a
per share basis and make it more difficult for the fund to achieve its investment objective.





The Securities and Exchange Commission has not approved or disapproved these securities or
determined whether this prospectus is accurate or complete.  Any statement to the contrary
is a crime.



Contents

	Page

Fund goals, strategies and risks	1

Management	3

Reinvestment of dividends	4

Exchanging shares	4

Redeeming shares	5

Other things to know about share transactions	6

Dividends, distributions and taxes	7

Share price	8

Financial highlights	9

















You should know:
An investment in the fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.


Fund goals, strategies and risks


Investment
objective

The fund seeks current income, with long-term growth of capital as a secondary objective.



Key
investment
s


The fund invests primarily in income producing common stocks of companies in the telecommunications industry.

The fund defines the telecommunications industry as companies engaged in the communication, display, reproduction, storage and retrieval of information, generally in the forms of: voice, data or print facsimile.


Investment
strategy


The manager holds stocks in the telecommunication industry it believes have potential to produce high current income.

For tax efficiency purposes and because the Fund does not currently offer shares to the public, the manager generally does not buy additional stocks for the fund's portfolio and does not sell shares of stocks held by the fund except to satisfy redemption requests and other fund expenses.


Principal
risks of
investing
in the
fund


The fund concentrates its assets in the telecommunications industry and, as a result, is more susceptible to events affecting this industry than is a fund that does not concentrate its assets. For this reason, the fund should not be considered as a complete investment program. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

?	The telecommunications industry underperforms the market
?  Telecommunications companies fall out of favor with investors
?	The stock market declines generally
?	Government action adversely impacts existing federal or state regulation relating to rates of return and services in the telecommunications industry
?	The manager's judgment about the relative yield, value or potential appreciation of a particular securities proves to be incorrect

The fund is not diversified, which means it may concentrate a high percentage of its assets in the securities of one or more companies. To the extent the fund concentrates its investments, the fund will be subject to greater risks than if its assets were not so concentrated.

Total return

Comparative performance





This bar chart indicates the risks of
investing in the fund by showing changes in the fund's performance from year to year.
Past performance does not necessarily
indicate how the fund will perform in the future. The bar chart shows the performance of a share of the fund for each of the past 10 calendar years. The performance information in the chart does not reflect sales charges, which would reduce your return.

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown with that of the return of the Standard and Poor's 500 Index, a broad-based index of widely held common stock listed on the New York or American Stock Exchanges and the over the counter markets. Unlike the fund, the S&P 500 Index is unmanaged and does not incur expenses.















Average Annual Total Return
Calendar Years Ended December 31, 1998









1
Year


5
Years

Since
Incept
ion

Incept
ion
Date


Telecommunic
ations Trust







8/30/9
1


S&P 500
Index







8/30/9
1


This table assumes imposition of the
maximum sales charge, redemption of shares at the end of the period, and reinvestment of distributions and dividends.






Quarterly returns:  Highest:  xx% in __
quarter 199x; Lowest:  xx% in __ quarter
199x.












Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in the fund's
shares .

Annual fund operating expenses (paid by the fund as a % of net assets)


  Management fees

0.75%

  Other expenses

____%

  Total annual fund operating expenses

____%

Example

This example helps you compare the costs of investing in the fund with other mutual funds.
 Your actual costs may be higher or lower. The example assumes:

  You invest $10,000 in the fund for the time periods shown
  Your investment has a 5% return each year
  You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same


Number of years you own your shares

1 year

3
years

5
years

10 Years

Telecommunications Trust

$____

$____

$____

$____




Management

Manager  The fund's investment manager is SSBC Fund Management Inc.
(formerly Mutual
Management Corp.), an affiliate of Salomon Smith Barney Inc.  The manager's address is 388
Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of
Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments,
investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Robert E. Swab, investment officer of SSBC and managing director of Salomon
 Smith Barney,
has been responsible for the day to day management of the Fund since November 1998. Prior to that time he served as a Portfolio Manager to other Smith Barney Funds.

Management fees During the fiscal year ended December 31, 1998, the adviser received an advisory fee equal to 0.55% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor  CFBDS, Inc. serves as the fund's distributor.

Year 2000 issue  Information technology experts are concerned about computer systems'
ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund.  The
cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager, the administrator and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures.
Although the fund does not expect the Year 2000 issue to adversely affect it, the fund
cannot guarantee the efforts of the fund, which are limited to requesting and receiving
reports from its service providers, or the efforts of its service providers to correct the
problem will be successful.



Reinvestment of dividends

The fund currently is closed to investors except through reinvestment of dividends or distributions from the fund. The trustees may reopen the fund if they determine the reopening to be in the best interests of the fund and its shareholders.


Exchanging shares


In
general

Smith
Barney
offers a
distinct
ive
family
of
funds
tailored
to help
meet the
varying
needs of
both
large
and
small
investor
s

Because the fund is closed to new investments other than investment of dividends or distributions, an investor who exchanges shares of the fund for shares of another fund will not be able to effect an exchange back into the fund. You should contact your Salomon Smith Barney Financial Consultant or dealer representative to exchange into other Smith Barney funds. Be sure to read the prospectus of the Smith Barney fund you are exchanging into. An exchange is a taxable transaction.

? You may exchange shares only for Class A shares of most Smith Barney funds.
? Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent.
? You must meet the minimum investment amount for the fund.
? If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective. ? The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Waiver
of
addition
al
sales
charges

Shares acquired in the exchange will not be subject to an initial sales charge at the time of the exchange.



By
telephon
e

If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. To find out, call the transfer agent.
You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.

By mail

If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the next page.

Redeeming shares


Generall
y

Contact your Salomon Smith Barney Financial Consultant or an investment dealer in the selling group of a broker that clears through Salomon Smith Barney as a dealer representative - to redeem shares of the fund.

If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

By mail

For accounts held directly at the fund, send written requests to the transfer agent at the following address:

Smith Barney Telecommunications Trust
c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128

Your written request must provide the following:

? Your account number
? The specific fund and the dollar amount or number of shares to be redeemed ? Signatures of each owner exactly as the account is registered


By
telephon
e


If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.




Other things to know about share transactions

When you exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed.
 These same requirements would apply if a fund reopened to new investment purchases.

? Name of the fund
? Account number
? Dollar amount or number of shares being exchanged or redeemed
? Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

? Are redeeming (together with other requests submitted in the previous
10 days) over
$10,000 of shares
? Are sending signed share certificates or stock powers to the transfer agent ? Instruct the transfer agent to mail the check to an address different from the one on your account
? Changed your account registration
? Want the check paid to someone other than the account owner(s)
? Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and
federal savings and loan institutions, but not from a notary public.

The fund has the right to:

? Suspend the issuance of shares completely, even through reinvestment of dividends, or reopen the fund to new investors
? Waive or change the minimum account balance required by the fund
? Reject any exchange order
? Change, revoke or suspend the exchange privilege
? Suspend telephone transactions
? Suspend or postpone redemptions of shares on any day when trading on the
 New York
Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
? Pay redemption proceeds by giving you securities.  You may pay transaction costs to
dispose of the securities

Small account balances If your account falls below $500 because of redemption of fund shares, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders.
 If so, the
fund may limit additional exchanges by the shareholder.

Share certificates  The fund does not issue share certificates unless a written request is
made to the transfer agent.  If you hold share certificates it will take longer to
exchange or redeem shares.



Distributions, dividends and taxes

Dividends  The fund generally pays quarterly income dividends and makes capital gain
distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares.
The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your
Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to
have your distributions and/or dividends paid in cash.  You can change your choice at any
time to be effective as of the next distribution or dividend, except that any change given
to the transfer agent less than five days before the payment date will not be effective
until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions
(whether in cash or additional shares) are all taxable events.


Transaction

Federal tax status

Redemption or exchange of
shares

Usually capital gain or loss; long-
term only if shares owned more than
one year

Long-term capital gain
distributions

Long-term capital gain

Short-term capital gain
distributions

Ordinary income

Dividends

Ordinary income

As stated in "Fund goals and strategies" above, for tax efficiency purposes and because
the Fund does not currently offer shares to the public, the manager generally does not buy additional stocks for the Fund's portfolio or sell shares of stocks held by the Fund
except to satisfy redemption requests and other fund expenses.  Therefore, the securities
held by the fund have appreciated over time and have substantial unrealized appreciation,
which would be treated as long-term capital gains if the securities were sold. In the event of significant shareholder redemptions or for portfolio management reasons, the fund
may be required to sell some of these securities and distribute any net long-term taxable gains realized in these sales. Long-term capital gain distributions are taxable to you as
long-term capital gain regardless of how long you have owned your shares.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of
 31% of your
distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Share price

You may exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Shares acquired through reinvestment of dividends and distributions will be purchased at the net asset value calculated on the reinvestment date established by the trustees. The fund's net asset value is the value of its assets minus
its liabilities.  The fund calculates its net asset value every day the New
 York Stock
Exchange is open.  The Exchange is closed on certain holidays listed in the
 SAI.  This
calculation is done when regular trading closes on the Exchange (normally 4:00 p.m.,
Eastern time).

The fund generally values its portfolio securities based on market prices or quotations.
When reliable market prices are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same
securities.

Investments in U.S. government securities (other than short-term securities)
 are valued at
the quoted bid price in the over-the-counter market.  Short-term investments maturing in
60 days or less are valued at amortized cost.  Under the amortized cost method, assets are
valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund.

In order to redeem or exchange shares at that day's price, you must place your order with
your Salomon Smith Barney Financial Consultant or dealer representative before the New
York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to exchange or redeem shares to the fund's agent before the agent's close of business.

Financial Highlights

The financial highlights table is intended to help you understand the performance of a share for the past five years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants,
whose report, along with the fund's financial statements, is included in the annual report
(available upon request).

For a share of beneficial interest outstanding throughout each year.




1998

1997

1996

1995

1994

Net asset value,
beginning
  of year

$


$104.62

$119.69

$95.62

$107.62

Income (loss) from
operations:
  Net investment
income(loss)
  Net realized and
unrealized      gain
(loss)




2.83

43.05


3.12

(5.35)


3.58

35.57


4.02

(5.91)

Total income (loss)
from
  operations




45.88


(2.23)


39.15


(1.89)

Less distributions
from:
  Net investment
income
  Net realized gains




(2.83)
(13.61)


(3.12)
(9.72)


(3.58)
(11.50)


(4.05)
(6.06)

Total distributions



(16.44)

(12.84)

(15.08)

(10.11)

Net asset value, end
of year



$134.06

$104.62

$119.69

$95.62

Total return



45.11%

(1.45)%

42.93%

(1.83)%

Net assets, end of
year (millions)



$73

$63

$75

$61

Ratios to average net
assets:
    Expenses
    Net investment
income
      (loss)




0.92%
2.35


0.90%
2.80


0.95%
3.23


0.95%
3.80

Portfolio turnover
rate



0%

0%

0%

0%

SALOMON SMITH BARNEY_
a member of citigroup [Symbol]



SMITH BARNEY TELECOMMUNICATIONS TRUST




ADDITIONAL INFORMATION

Shareholder reports  Annual and semiannual reports to shareholders provide additional
information about the fund's investments.  These reports discuss the market conditions and
investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same
address.  Contact your Salomon Smith Barney Financial Consultant, dealer representative or
the transfer agent if you do not want this policy to apply to you.

Statement of additional information  The statement of additional information provides more
detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of
additional information (without charge) by contacting your Salomon Smith
 Barney Financial
Consultant or dealer representative by calling the fund at 1-800-451-2010 or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York,
 New York
10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional
information at the Securities and Exchange Commission's Public Reference
Room in
Washington, D.C. You can get copies of these materials for a fee by writing to the Public
Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell their shares to any person to whom the fund may not lawfully sell its shares.


(Investment Company Act file no. 811-____________)
(FD-01103        3/99)

Telecommunications Trust   -5-


Part B

Smith Barney
Telecommunications Trust

388 Greenwich Street
New York, New York 10013
(800)-451-2010

STATEMENT OF ADDITIONAL INFORMATION					April 30, 1999

This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Smith Barney Telecommunications Income Fund (the fund) of Smith Barney Telecommunications Trust (the trust), dated April 30, 1999, as amended or supplemented from time to time, and should be read in conjunction with the fund's Prospectus. The Prospectus may be obtained from a Salomon Smith Barney Financial Consultant or by writing or calling the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

CONTENTS

Trustees and Executive Officers of the
Fund........................................................................2
Investment Objective and Management
Policies...................................................................4
Redemption of Shares......................................................12
Valuation of Shares.......................................................12
Exchange Privilege.........................................................12
Performance Data...........................................................13
Taxes......................................................................14
Additional Information.....................................................16
Financial Statements......................................................17
Appendix...................................................................18

The fund is a non-diversified, open-end management investment company created in response to the reorganization of American Telephone &
Telegraph Company (AT&T) to provide stockholders of AT&T with the opportunity to exchange their shares of AT&T for shares of the fund. This exchange of shares took place and the fund commenced operations on January 1, 1984. The fund's investments are primarily concentrated in the securities of issuers engaged in the telecommunications industry.

The fund currently is closed to investors except through reinvestment of dividends or distributions from the fund. The Trustees may reopen the fund if they determine the reopening to be in the best interests of the fund and its shareholders.

TRUSTEES AND EXECUTIVE OFFICERS OF THE FUND

The Trustees of the fund and executive officers of the fund, together with information as to their principal business occupations during the past five years, are set forth below. Each Trustee who is an interested person of the trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act), is indicated by an asterisk.

Paul R. Ades, Trustee (Age 59). Partner in the law firm of Murov & Ades. His address is 272 South Wellwood Avenue, Lindenhurst, New York 11757.

Herbert Barg, Trustee (Age 76). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Dwight B. Crane, Trustee (Age 61). Professor, Graduate School of Business Administration, Harvard University; Business Consultant. His address is Graduate School of Business Administration, Harvard University, Boston, Massachusetts 02163.

Frank G. Hubbard, Trustee (Age 61). Vice President, S & S Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls America, Inc. His address is 80 Centennial Drive, P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board and Investment Officer (Age 65). Managing Director of Salomon Smith Barney Inc. (Salomon Smith Barney);President of SSBC Fund Management Inc. (SSBC) (formerly known as Mutual Management Corp.) and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of 59 investment companies associated with Salomon Smith Barney and former Chairman of Smith Barney Strategy Advisers Inc. His address is 388 Greenwich Street, New York, New York 10013.

Ken Miller, Trustee (Age 57). President of Young Stuff Apparel Group, Inc. His address is 1407 Broadway, 6th Floor, New York, New York 10018.

Jerome Miller, Trustee (Age 61). Retired, Former President, Asset Management Group of Shearson Lehman Brothers. His address is 27 Hemlock Road, Manhasset, New York, NY 11030.

Jack White, (Trustee Emeritus effective February 6, 1998). President Emeritus of the Cooper Union for the Advancement of Science and Art; Special Assistant to the President of the Aspen Institute. His address is 97 Sunset Drive, Apt. 402, Sarasota, Florida 34236.

Lewis E. Daidone, Senior Vice President and Treasurer (age 41). Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of SSBC and TIA. His address is 388 Greenwich Street, New York, New York 10013.

Paul Brook, Controller (Age 45). Director of Salomon Smith Barney; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner at Ernst & Young LLP. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (age 48). Managing Director of Salomon Smith Barney, General Counsel and Secretary of SSBC and TIA. Her address is 388 Greenwich Street, New York, New York 10013.

Each Trustee also serves as a director, trustee and/or individual general partner of certain other mutual funds for which Salomon Smith Barney serves as distributor. As of February 22, 1999, the Trustees and officers of the trust, as a group, owned less than 1% of the fund's outstanding shares. As of February 22, 1999, to the best knowledge of the trust and the Board no single shareholder or "group" (as that term is used in Section 13 (d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of trust.

No officer, director or employee of Salomon Smith Barney or any parent or subsidiary, receives any compensation from the trust for serving as an officer or Trustee of the trust. The trust pays each Trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $2,250 per annum plus $125 per meeting attended and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended December 31, 1998, such fees and expenses totaled $________.

For the calendar year ended December 31, 1998, the Trustees of the trust were paid the following compensation:



Trustee(#)

Aggregate
Compensation
from the Trust

Aggregate
Compensation
from the Smith
Barney Mutual
Funds

Total Pension or
Retirement
Benefits Accrued
from the Trust







$0

Paul R. Ades (5)





  0

Herbert Barg (20)





  0

Dwight B. Crane
(26)





  0

Frank G. Hubbard
(5)





  0

Heath B. McLendon
(59)





  0

Jerome Miller (5)





  0

Ken Miller (5)





  0

John F. White (5)





  0

(#)	Number of director/trusteeships held with mutual funds in the Smith
Barney Mutual Funds family.


Upon attainment of age 80, Trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund Trustees, together with reasonable out-of-pocket expenses for each meeting attended.
 During the trust's last fiscal year aggregate compensation paid by the trust to Trustees emeritus totaled $_____.

Investment Adviser -- SSBC

SSBC serves as investment adviser to the fund pursuant to a written agreement dated July 23, 1998 (the Advisory Agreement), which was first approved by the trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the trust or SSBC, on April 21, 1994 and by shareholders on June 15, 1994. Subject to the supervision and direction of the fund's Board of Trustees, SSBC manages the fund's portfolio in accordance with the fund's stated objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the fund. SSBC pays the salary of any officer or employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services. SSBC is an affiliate of Salomon Smith Barney Inc. and a subsidiary of Citigroup Inc. (Citigroup).

As compensation for investment advisory services rendered, the fund pays SSBC a fee computed daily and paid monthly at the annual rate of 0.55% of the fund's average daily net assets. For the fiscal years ended December 31, 1996, December 31, 1997 and December 31, 1998, the fund paid SSBC $369,448, $367,532 and $_________, respectively, in investment advisory fees.

Administrator -- SSBC

SSBC also serves as administrator to the fund pursuant to a written agreement dated April 21, 1994 (the Administration Agreement), which was first approved by the trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the fund or SSBC, on April 21, 1994. The services provided by SSBC under the Administration Agreement are described in the Prospectus under Management of the Trust and the Fund. SSBC pays the salary of any officer or employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to the fund, SSBC receives a fee at the annual rate of 0.20% of the value of the fund's average daily net assets. For the fiscal years ended December 31, 1996, December 31, 1997 and December 31, 1998, the fund paid SSBC $134,345, $133,648, and $________, respectively, in administration fees.

The fund bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Citigroup; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agents fees; certain insurance premiums; outside auditing and legal expenses; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders, shareholders reports and meetings.

Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the trust. The Trustees who are not interested persons of the trust have selected Stroock & Stroock & Lavan LLP as their counsel.

KPMG LLP, 345 Park Avenue, New York, New York 10154, has been selected as the trust's independent auditor to examine and report on the trust's financial statements and highlights for the fiscal year ending December 31, 1999.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the fund's investment objective and the policies it employs to achieve that objective. The following discussion supplements the description of the fund's investment objective and policies in the Prospectus.

Lending of Portfolio Securities. Consistent with applicable regulations, the fund has the ability to lend its portfolio securities to brokers, dealers and other financial organizations. The fund may not lend portfolio securities to Salomon Smith Barney or its affiliates without specific authority to do so from the SEC.

Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the fund's securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the trust's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Salomon Smith Barney, and which is acting as a finder.

Borrowing. The fund is authorized to borrow money in an amount up to 10% of its total assets for extraordinary or emergency purposes (such as meeting anticipated redemptions) and to pledge its assets in connection with such borrowings. Whenever borrowings exceed 5% of the value of the fund's total assets, the fund will not purchase securities for investment.

Short-Term Investments. The fund may invest in short-term money market instruments, such as U.S. government securities; certificates of deposit, time deposits, and bankers' acceptances issued by domestic banks
(including their branches located outside of the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to such instruments.

Repurchase Agreements. The fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the underlying securities at all times will be at least equal to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SSBC, acting under the supervision of the trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Money Market Instruments. The fund may invest without limit in short-term money market instruments when SSBC believes that a defensive investment posture is advisable due to market or economic conditions. Money market instruments in which the fund may invest include obligations issued or guaranteed by the United States government, its agencies or instrumentalities (U.S. government securities); certificates of deposit
(CDs), time deposits (TDs) and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Bank Obligations. CDs are short-term negotiable obligations of commercial banks; TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the FDIC). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of CDs of each bank held by the fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulations. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation, as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (State Branches) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SSBC will carefully evaluate such investments on a case-by-case basis.

Savings and loan associations, the CDs of which may be purchased by the fund, are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

Commercial Paper. Commercial paper is a short-term, unsecured negotiable promissory note of a domestic or foreign company. When investing for defensive purposes, the fund may invest in short-term debt obligations of issuers that at the time of purchase are rated in the top two ratings categories for short-term debt securities by a nationally recognized statistical rating organization (NRSRO) (such as A-2, A-1 or A-1+ by Standard & Poor's Ratings Group (S&P) or Prime-2 or Prime-l by Moody's Investors Service, Inc, (Moody's)) or, if unrated, are issued by companies having an outstanding unsecured debt issue currently rated within the two highest ratings of by an NRSRO. A discussion of S&P and Moody's rating categories appears in the Appendix to this Statement of Additional Information. The fund also may invest in variable rate master demand notes, which typically are issued by large corporate borrowers providing for variable amounts of principal indebtedness and periodic adjustments in the interest rate according to the terms of the instrument. Demand notes are direct lending arrangements between the fund and an issuer, and are not normally traded in a secondary market. The fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those set forth above for issuers of commercial paper. SSBC will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, generally the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Preferred Stock. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Covered Call Options. The fund may, to a limited extent, write covered call option contracts on certain securities and purchase call options for the purpose of terminating their outstanding obligations with respect to securities upon which call option contracts have been written.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected).
 Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund normally will have expiration dates between three and nine months from the date they are written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as in-the-money, at-the-money and out-of-the-money, respectively. The fund may write (a) in-the-money call options when SSBC expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when SSBC expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when SSBC expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines, and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

So long as the obligation of thefund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the Clearing Corporation) and of the national securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option for the same series on a recognized national securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges.

The fund may realize a profit or loss upon entering into a closing transaction. In cases where the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

Although the fund generally will write only those options for which SSBC believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and the national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different national securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of SSBC and certain of their affiliates may be considered to be such a group. A national securities exchange or the National Association of Securities Dealers, Inc. may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.
These limits may restrict the number of options which the fund will be able to write on a particular security.

Call options may be purchased by the fund but only to terminate an obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, (i.e., the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had previously been written). A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of a writer. Although the cost to the fund of such a transaction may be greater than the net premium received by the fund upon writing the original option, the trust's Board of Trustees believes that it is appropriate for the fund to have the ability to make closing purchase transactions in order to limit the risks involved in writing options. SSBC also may permit the call option to be exercised.

Non-Diversification. The trust is classified as a non-diversified investment company under the 1940 Act, which means that the fund is not limited by the 1940 act in the proportion of its assets that it may invest in the obligations of a single issuer. The fund intends to conduct its operations, however, so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the Code), which will relieve the fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, the fund will limit its investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer, and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. These 25% and 5% limits will not be deemed exceeded to the extent any excess results from fluctuations in market value or sales of other securities, as opposed to purchases of securities. The fund's assumption of large positions in the obligations of a small number of issuers may cause the fund's yield to fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Investment Restrictions

The fund has adopted the following investment restrictions for the protection of shareholders. Investment restrictions 1 through 6 below cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the voting securities present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the fund. Investment restrictions 7 through 16 may be changed by vote of a majority of the Trustees at any time. If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in the values of assets will not constitute a violation of the restriction.

The fund may not:

(1)	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

(2)	Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the 1933 Act), in disposing of portfolio securities.

(3)	Make loans. This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objective and policies, (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act.

(4)	Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of the fund's total assets
(including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

(5)	Purchase the securities of any issuer (except U.S. government securities) if, as a result of such purchase, more than 10% of any class of securities or of the outstanding voting securities of such issuer would be held in the fund; for this purpose, all securities of an issuer shall be divided into three classes, namely, all debt securities, all preferred stock and all common stock.

(6)	Issue senior securities as defined in the 1940 Act and the
rules, regulations and orders thereunder, except as permitted under the 1940 Act and rules, regulations and orders thereunder.

(7)	Purchase securities subject to restrictions on disposition
under the 1933 Act (restricted securities), or securities without readily available market quotations, if the purchase causes more than 10% of its assets to be invested in restricted securities, securities without readily available market quotations and repurchase agreements maturing in more than seven days.

(8)	Purchase securities of companies for the purpose of exercising control.

(9)	Purchase securities on margin (except short-term credits as
are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

(10)	Purchase securities of any issuers which together with
predecessors have a record of less than three years' continuous operation, if, as a result, more than 5% of such portfolio's net assets would then be invested in such securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operations or relevant business experience.)

(11)	Invest in puts, calls, straddles, spreads, and any combination thereof (except in connection with the writing of covered call options).

(12)	Invest in oil, gas or other mineral exploration or development programs.

(14)	Purchase securities from or sell securities to any of its
officers or Trustees, except with respect to its own shares and as is permissible under applicable statutes, rules and regulations.

Portfolio Turnover

In seeking its objective, the fund does not generally engage in short-term trading but may do so when circumstances warrant. Numerous factors, including those relating to particular investments, tax considerations, covered call option writing (see Covered Call Options), market or economic conditions or redemptions of shares, may affect the rate at which the fund buys or sells portfolio securities from year to year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities during the year by the average monthly value of the fund's portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. The fund has no fixed policy with respect to portfolio turnover; however, it is anticipated that the annual portfolio turnover rate in the fund generally will not exceed 50%. For the 1998 and 1997 fiscal years, the portfolio turnover rates for the fund were 0%.

Portfolio Transactions

Decisions to buy and sell securities for the fund are made by SSBC, subject to the overall supervision and review of the trust's Board of Trustees. Portfolio securities transactions for the fund are effected by or under the supervision of SSBC.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealers mark-up or mark-down. For the 1998, 1997 and 1996 fiscal years, the fund paid total brokerage commissions of $________, $11,603 and $14,543, respectively.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. In assessing the best overall terms available for any transactions, SSBC shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes SSBC, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund or other accounts over which SSBC or an affiliate exercises investment discretion.

The trust's Board of Trustees periodically will review the commissions paid by the fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The fees of SSBC under the Advisory Agreement are not reduced by reason of SSBC receiving such brokerage and research services. Further, Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

The Trustees of the trust have determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney, if, in the judgment of SSBC, the use of Salomon Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Salomon Smith Barney charges the fund a commission rate consistent with that charged by Salomon Smith Barney to comparable unaffiliated customers in similar transactions. In addition, under rules adopted by the SEC, Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions. For the 1998, 1997 and 1996 fiscal years, brokerage commissions of $_______, $4,190 and $5,343, respectively, were paid by the fund to Salomon Smith Barney. The amount of brokerage commissions paid to Salomon Smith Barney for the 1998 fiscal year represented __% of the total brokerage commissions paid by the fund and Salomon Smith Barney effected __% of the total dollar amount of transactions involving the payment of brokerage commissions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by SSBC, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by SSBC are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SSBC to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the New York Stock Exchange, Inc. (the
NYSE) is closed (other than for customary weekend or holiday closings),
(b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

Distributions in Kind. If the trust's Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

VALUATION OF SHARES

The fund's net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is expected to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The following is a description of the procedures used by the fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of such sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the most recent bid price at the close of regular trading on the NYSE on each day, or, if market quotations for those securities are not readily available, at fair market value, as determined in good faith by the trust's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the trust's Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be appraised at their fair value as determined in good faith by the trust's Board of Trustees.

EXCHANGE PRIVILEGE

Shares of the fund may be exchanged at the net asset value next determined for Class A shares of most Smith Barney mutual funds. You may contact the fund for information about which mutual funds are available under the exchange privilege. Because the fund is closed to new investments other than investment of dividends or distributions, an investor who exchanges shares of the fund for shares of another fund will not be able to exchange back into the fund. Prior to any exchange, the investor should obtain and review a copy of the current prospectus of each fund into which an exchange is being made. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, a fund may quote its yield or total return in advertisements or in reports and other communications to shareholders.
The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Yield

The fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[(a-bcd + 1)6-1]

Where:	a =	dividends and interest earned during the period.
b =	expenses accrued for the period (net of reimbursement).
c =	the average daily number of shares outstanding during the
period that were entitled to receive dividends.
d =	the maximum offering price per share on the last day of
the period.

For the purpose of determining the interest earned (variable a in the formula) on debt obligations purchased by the fund at a discount or premium, the formula generally calls for amortization of the discount or premium, and the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund's investments, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be expected to occur.



Average Annual Total Return

Average annual total return figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n =ERV


Where:	P     =	a hypothetical initial payment of $1,000.
T     =	average annual total return.
n     =	number of years.
ERV =	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A Class' total return figures calculated in accordance with above formula assume that the maximum applicable sales charge, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.




Period Ended 12/31/98



One Year

Five Year

Ten Year

%

%

%

TAXES

The following is a summary of selected Federal income tax considerations that may affect the fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the fund.

Taxation of the Fund

The fund has qualified and intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the fund will not be subject to Federal income tax on its net investment income and capital gain net income (capital gains net of capital losses), if any, that it distributes to shareholders provided at least 90% of its net investment income for the taxable year is distributed. All net investment income and capital gain net income earned by the fund will be reinvested automatically in additional shares of the fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.

To qualify as a regulated investment company, the fund must meet certain requirements set forth in the Code. One requirement is that the fund must earn at least 90% of its gross income from (a) interest, (b) dividends,
(c) payments with respect to securities loans, (d) gains from the sale or other disposition of stock, securities or options and (e) other income derived with respect to its business of investing in stock or securities (the 90% Test).

Generally, the fund's return on its investments will be considered to be qualified income under the 90% Test.




Tax Status of the Fund's Investments

Gain or loss on the sale of a security by the fund generally will be long-term capital gain or loss if the fund has held the security for more than one year. Gain or loss on the sale of a security held for one year or less generally will be short-term capital gain or loss. Generally, if the fund acquires a debt security at a discount, any gain upon the sale or redemption of the security will be taxable as ordinary income to the extent that such gain reflects accrued market discount.

The tax consequences of the fund's covered call option transactions will depend on the nature of the underlying security. In the case of a call option on an equity or convertible debt security, the fund will receive a premium that will be treated for tax purposes as follows: no income is recognized upon the receipt of an option premium; if the option expires unexercised or if the fund enters into a closing purchase transaction, it will realize a gain (or a loss, if the cost of the closing transaction exceeds the amount of the premium) without regard to the unrealized gain or loss in the underlying security. Any such gain or loss will be short-term, except that a loss will be long-term if the option exercise price is below market and the underlying stock has been held for more than a year. If a call option is exercised, the fund will recognize a capital gain or loss from the underlying security, and the option premium will constitute additional sales proceeds.

The fund also will not recognize income on the receipt of an option premium on a debt security. Listed options on debt securities, however, are subject to a special mark-to-market system governing the taxation of section 1256 contracts, which include listed options on debt securities (including U.S. government securities), options on certain stock indexes and certain foreign currencies. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. In addition, any section 1256 contracts held at the end of a taxable year (and, for purposes of the 4% excise tax, on October 31 of each year) will be treated as sold at fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. Both the realized gain or loss and the unrealized taxable year-end gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time that a particular position is actually held by the fund.

Taxation of Shareholders

Dividends of investment income and distributions of short-term gain will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gain will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time the shareholder has held his/her shares of the fund.

Dividends of investment income (but not distributions of capital gain) from the fund generally will qualify for the Federal dividends-received deduction for corporate shareholders to the extent that the dividends do not exceed the aggregate amount of dividends received by the fund from domestic corporations. If securities held by the fund are considered to be debt-financed (generally, acquired with borrowed funds) or are held by the fund for less than 46 days (91 days in the case of certain preferred stock), the portion of the dividends paid by the fund corresponding to the dividends paid with respect to the securities will not be eligible for the corporate dividends-received deduction.

If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends must be included in the fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.


Capital Gains Distribution

In general, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges the shares before he or she has held them for more than six months, however, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss. For individuals, the maximum rate for long-term capital gains is 20%.

Backup Withholding

If a shareholder fails to furnish a correct taxpayer identification number, fails fully to report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% Federal backup withholding tax with respect to (a) dividends and distributions and (b) the proceeds of any redemptions or exchanges of fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

ADDITIONAL INFORMATION

The trust is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated June 2, 1983 (the Trust Agreement) which was amended and restated on November 5, 1992. On October 14, 1994, the trust and the fund changed their names to Shearson Lehman Brothers Telecommunications Trust and Telecommunications Fund, Smith Barney Shearson Telecommunications Trust and Smith Barney Shearson Telecommunications Fund, and Smith Barney Telecommunications Trust and Smith Barney Telecommunications Fund, respectively.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a Trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

PNC Bank, National Association (PNC) is located at 17th and Chestnut Streets, Philadelphia, PA 19103 and serves as the custodian of the trust's investments pursuant to a custody agreement. Under the custody agreement, PNC holds the trust's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the trust's month-end market value of securities held in custody and also receives securities transaction charges including out-of-pocket expenses. PNC is authorized to establish separate accounts for foreign securities owned by the trust to be held with foreign branches of other United States banks as well as with certain foreign banks and securities depositories. The assets of the trust are held under bank custodianship in compliance with the 1940 Act.

First Data Investor Services Group, Inc. (First Data) is located at Exchange Place, Boston, Massachusetts 02109 and serves as the trust's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the trust and handles certain communications between shareholders and the trust. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the trust during the month and is reimbursed for out-of-pocket expenses.

Description of Shares

The Master Trust Agreement of the fund permits the Trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended December 31, 1998 will be filed on or about March 1, 1999 and will be incorporated in its entirety by reference. [Accession No. ____________].



APPENDIX

The following is a description of the two highest ratings categories of NRSROs for commercial paper:

The rating A-l is the highest commercial paper rating assigned by S&P. Paper rated A-1 must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of AA- or higher), or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuers industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

The rating Prime-l is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuers industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationship which exists with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Fitch IBCA, Inc. short term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner. Fitch's short-term rates are as follows: F1+ indicates issues regarded as having the strongest capacity for timely payments of financial commitments. The + denotes an exceptionally strong credit feature. The rating F1 reflects issues regarded as having the strongest capacity for timely payment of financial commitments while the rating F-2 indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payments: short-term liquidity is clearly outstanding, and safety is just below risk free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch (TBW) Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned, and apply only to unsecured instruments that have a maturity of one year or less.

TBW-1	The highest category; indicates a very high degree of
likelihood that principal and interest will be paid on a timely basis.

TWB-2	The second highest category; while the degree of safety
regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



U:\legal\funds\sbtt\1999\secdocs\sai
15


Part C-Other Information

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrants registration statement on Form N-1A (the Registration Statement) as filed with the Securities and Exchange Commission (the SEC) on September 14, 1983,
(File Nos. 2-86519 and 811-3736).

(a)(1)Registrants Second Amended and Restated Master Trust Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14 as filed on April 27, 1993.

(2)	Amendment No. 1 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995.

(3)	Amendment No. 2 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995

(4)	Amendment No. 3 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995.

(5) Amendment No. 4 to the Seconded Amended and Restated Master Trust Agreement is filed herein.

(b)	Registrant's by-laws are incorporated by reference to the Registration
 Statement.

(c)	Specimen Share Certificate for the Fund is incorporated by
reference to the Registration Statement.

(d)(1)Investment Advisory Agreements between the Registrant and Smith Barney Strategic Advisers, Inc. dated June 16, 1994 and July 27, 1994 are incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995.

(2)	Form of Transfer of Advisory Agreement between the Registrant, Smith
Barney Strategy Advisers Inc. and the Mutual Management Corp. is filed herein.

(e)(1)Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 15 to the
Registration Statement as filed on July 30, 1993.

(2)	Distribution Agreement between the Registrant and CFBDS, Inc. dated
October 8, 1998 is filed herein.

(3)	Selling Group Agreement is filed herein.

(f)	Not Applicable.

(g)	Custodian Agreement between the Registrant and PNC Bank, National
Association (PNC Bank) is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

(h)(1)Transfer Agency Agreement dated August 2, 1993 between the
Registrant and First Data Investors Services Group (formerly the Shareholder
 Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

(2)	Administration Agreement dated April 21, 1994 between the
Registrant and Smith Barney Mutual Funds Management Inc. (formerly Smith
 Barney Advisers, Inc.) is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

(i)	Opinion of counsel regarding legality of
shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on October 7, 1983.

(j)	Auditor's consent is to be filed by amendment in April 1999.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Financial Data Schedule is to be filed by amendment.

(o)(1)Plan pursuant to Rule 18f-3 is incorporated by reference to the Post-Effective Amendment No. 19 to the registration Statement as filed on December 26, 1995.

(2)	Rule 18f-3(d) Multiple Class Plan of the Registrant
is filed herein.

Item 24.	Persons Controlled by or under Common
Control with Registrant

		None

Item 25.	Indemnification

	The response to this item is incorporated by reference to Post-Effective Amendment No. 1.

Item 26(a).	Business and Other Connections of
Investment Adviser

Investment Adviser and Administrator - SSBC Fund
Management Inc. ("SSBC") (f/k/a Mutual Management Corp.), was incorporated in December 1968 under the laws of the State of Delaware. SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"),(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSBC is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) and has, through its predecessors, been in the investment counseling business since 1934. SSBC serves as the Investment Adviser and Administrator the Telecommunications Income Fund.

The list required by this Item 26 of the officers and directors of SSBC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No. 801-
8314).

Item 27.  Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc.,
Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney
Natural Resources Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Telecommunications Trust
	388 Greenwich Street
	New York, New York 10013

(2)	SSBC Fund Management Inc.
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

(5) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, and the Investment Company Act of 1940,
the Registrant, SMITH BARNEY TELECOMMUNICATIONS TRUST, has
duly caused this registration statement to be signed
on its behalf by the undersigned, thereto duly
authorized in the City of New York, in the State of
New York on the     25th day of February, 1999.

SMITH BARNEY TELECOMMUNICATIONS TRUST

/s/Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title					Date
/s/Heath B. McLendon	Chairman of the Board		   2/25/99
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer			      2/25/99
Lewis E. Daidone		(Chief Financial and
				Accounting Officer)
/s/Paul Ades*			Trustee		      2/25/99
Paul Ades

/s/Herbert Barg*			Trustee		      2/25/99
Herbert Barg

/s/Dwight B. Crane*		Trustee		       2/25/99
Dwight B. Crane

/s/Frank G. Hubbard*		Trustee		      2/25/99
Frank G. Hubbard

/s/Ken Miller*			Trustee		      2/25/99
Ken Miller

/s/Jerome Miller*			Trustee		      2/25/99
Jerome Miller


_____________________________________________________________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon


EXHIBITS

Exhibit No.		Description of Exhibits

(a)(5)		Amendment No. 4 to the Second Amended and Restated
			Master Trust Agreement

(d)(2)		Form of Transfer of Advisory Agreement

(e)(2)		Distribution Agreement

(e)(3)		Selling Group Agreement

(j) Auditor's Consent+

(n) Financial Data Schedule+

(o)(2)		Rule 18f-3(d) Multiple Class Plan

+ To be filed by further amendment